MULTI-STRATEGY GROWTH & INCOME FUND

Supplement dated March 29, 2018

to the Statement of Additional Information dated July 1, 2017, as supplemented August 4, 2017, August 17, 2017, December 22, 2017 and January 29, 2018

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The table entitled “Interested Trustee and Officers” is revised in its entirety to read as follows:

Interested Trustee & Officers

Name, Address and Age(year of birth)	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Raymond J. Lucia, Jr. 1975(2)	Trustee, President since Sept. 2011	Chief Executive Officer for LCM Investment Management, LLC (2012-Present); Chief Executive Officer for Lucia Wealth Services, LLC (2010-Present); Chief Executive Officer for Lucia Securities, LLC (2010-Present), Executive Vice President for Raymond J. Lucia Companies, Inc.(2002-2010)	1	None
Felicia Tarantino 1987	Treasurer since June 2016 and Secretary since March 2018	Operations Manager for LCM Investment Management, LLC (2012-Present); Financial Analyst for Lucia Management Company, LLC (2012-Present); Accounting Specialist for Lucia Management Company, LLC (2010-2012)	n/a	n/a
James Colantino 1969	Assistant Treasurer since Sept. 2011	Senior Vice President (2011-present) Vice President (2004 – 2011); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC	n/a	n/a
Monica Giron 1976	Assistant Secretary since January 2018	Senior Paralegal, Gemini Fund Services, LLC, (2015-Present); Senior Paralegal, The Dreyfus Corporation (2007-2015)	n/a	n/a
Emile R. Molineaux 1962	Chief Compliance Officer and Anti-Money Laundering Officer Since December 2010

CCO of various clients of Northern Lights

Compliance Services, LLC, (Secretary since 2003 and Senior Compliance Officer since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003-2011)

			n/a	n/a

(1)  The term of office for each Trustee and officer listed above will continue indefinitely.

(2) Raymond J. Lucia, Jr. is an interested person of the Trust by virtue of his position as President of the Trust and his indirect controlling interest in the Trust's adviser.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated July 1, 2017 and supplemented August 4, 2017, August 17, 2017, December 22, 2017 and January 29, 2018, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-601-3841. The Prospectus and Statement of Additional Information may be obtained by visiting the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You should retain this Supplement for future reference.